Restructuring Charge	12 Months Ended
Dec. 31, 2012
Restructuring Charge
18.	Restructuring Charge

During 2009, the Partnership restructured certain ship management functions from the Partnership’s office in Spain to a subsidiary of Teekay Corporation and changed the nationality of certain seafarer positions. During the year ended December 31, 2010, the Partnership incurred expenses of $0.2 million, in connection with these restructuring plans. No further expenses relating to this restructuring plan was incurred subsequent to 2010.